Summary of Significant Accounting Policies - Loss per Share (Details) - SHAPEWAYS, INC - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Convertible Series A-2 Preferred Stock
Summary of Significant Accounting Policies
Anti-dilutive shares of common stock outstanding	3,000,667	3,000,667
Convertible Series B Preferred Stock
Summary of Significant Accounting Policies
Anti-dilutive shares of common stock outstanding	1,809,751	1,809,751
Convertible Series B-1 Preferred Stock
Summary of Significant Accounting Policies
Anti-dilutive shares of common stock outstanding	2,174,591	2,174,591
Convertible Series C Preferred Stock
Summary of Significant Accounting Policies
Anti-dilutive shares of common stock outstanding	4,973,101	4,973,101
Convertible Series D Preferred Stock
Summary of Significant Accounting Policies
Anti-dilutive shares of common stock outstanding	3,965,857	3,965,857
Convertible Series E Preferred Stock
Summary of Significant Accounting Policies
Anti-dilutive shares of common stock outstanding	6,655,728	6,655,728
Warrant [Member]
Summary of Significant Accounting Policies
Anti-dilutive shares of common stock outstanding	381,926	381,926
Convertible Promissory Notes
Summary of Significant Accounting Policies
Anti-dilutive shares of common stock outstanding	1,610,024	1,495,273